Members' Capital (Details)						12 Months Ended
	Jun. 13, 2018 USD ($)	Feb. 09, 2018 USD ($)	Jan. 05, 2018 USD ($) shares	Dec. 15, 2017 USD ($)	Dec. 11, 2017 USD ($) shares	Oct. 31, 2018 USD ($) shares	Aug. 31, 2018 CAD ($)	Aug. 31, 2018 USD ($)	Aug. 31, 2017 CAD ($)	Aug. 31, 2017 USD ($)	Aug. 01, 2018 USD ($)	Jun. 15, 2018 USD ($) shares	Jun. 01, 2018 USD ($) shares	Mar. 31, 2018 USD ($) shares	Mar. 01, 2018 USD ($) shares	Jan. 31, 2018 USD ($) shares	Jan. 26, 2018 USD ($) shares
IfrsStatementLineItems [Line Items]
Beginning balance, value							$ (487,776)		$ (690,649)
Ending balance, value							(799,588)		(487,776)
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Beginning balance, value							23,220,683
Ending balance, value							$ 23,651,529		$ 23,220,683
Grown Rogue Unlimited LLC [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value						$ (302,297)
Ending balance, value						$ (247,605)
Principal amount																$ 100,000
Accrued and unpaid interest																$ 25,000
Uncertified common units | shares																74.8
Grown Rogue Unlimited LLC [Member] | Convertible Promissory Note [Member]
IfrsStatementLineItems [Line Items]
Principal amount											$ 50,000	$ 100,000	$ 637,775	$ 250,000			$ 50,000
Accrued and unpaid interest												$ 20,465	$ 146,157	$ 46,250			$ 6,458
Uncertified common units | shares												115	922.70	332.4			34
Interest rate											30.00%
Grown Rogue Unlimited LLC [Member] | Two Convertible Promissory Note [Member]
IfrsStatementLineItems [Line Items]
Principal amount																$ 100,000
Grown Rogue Unlimited LLC [Member] | Second Convertible Promissory Note [Member]
IfrsStatementLineItems [Line Items]
Principal amount																$ 50,000
Uncertified common units | shares																89.8
Grown Rogue Unlimited LLC [Member] | Convertible Promissory Note One [Member]
IfrsStatementLineItems [Line Items]
Principal amount													$ 300,000
Uncertified common units | shares													285.70
Grown Rogue Unlimited LLC [Member] | Subscription Agreement [Member]
IfrsStatementLineItems [Line Items]
Issuance of shares | shares					253
Proceeds for units				$ 5,319	$ 448,581
Purchase price		$ 99,291
Grown Rogue Unlimited LLC [Member] | Subscription Agreement One [Member]
IfrsStatementLineItems [Line Items]
Proceeds for units					$ 99,291
Grown Rogue Unlimited LLC [Member] | Subscription Agreement Two [Member]
IfrsStatementLineItems [Line Items]
Issuance of shares | shares					139
Proceeds for units					$ 246,454
Grown Rogue Unlimited LLC [Member] | Subscription Agreement Three [Member]
IfrsStatementLineItems [Line Items]
Issuance of shares | shares			170
Purchase price			$ 301,418
Grown Rogue Unlimited LLC [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Issuance of shares | shares						7,000
Proceeds for units	$ 225,000					$ 100
Grown Rogue Unlimited LLC [Member] | Incentive Units [Member]
IfrsStatementLineItems [Line Items]
Issuance of shares | shares						300
Grown Rogue Unlimited LLC [Member] | Preference shares [member] | Subscription Agreement [Member]
IfrsStatementLineItems [Line Items]
Issuance of shares | shares			621		621
Purchase price		$ 1,773	$ 1,773		$ 1,773
Common Units [Member] | Grown Rogue Unlimited LLC [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value								$ 7,000
Issued for cash proceeds								191		7,000
Issued pursuant to conversion of promissory notes								1,854
Issued as employee compensation (ii)
Issued to service providers								1,500
Issuance costs
Ending balance, value								10,545		7,000
Incentive Units [Member] | Grown Rogue Unlimited LLC [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value
Issued for cash proceeds
Issued pursuant to conversion of promissory notes
Issued as employee compensation (ii)								300
Issued to service providers
Issuance costs
Ending balance, value								300
Preferred Units [Member] | Grown Rogue Unlimited LLC [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value
Issued for cash proceeds								733
Issued pursuant to conversion of promissory notes
Issued as employee compensation (ii)
Issued to service providers
Issuance costs
Ending balance, value								733
Member Copital [Member] | Grown Rogue Unlimited LLC [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value								100
Issued for cash proceeds								1,525,345		100
Issued pursuant to conversion of promissory notes								2,152,134
Issued as employee compensation (ii)
Issued to service providers								1,049,595
Issuance costs								(25,401)
Ending balance, value								$ 4,701,773		$ 100
Marketing Consultant [Member] | Grown Rogue Unlimited LLC [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Issuance of shares | shares															750
Estimated fair value of units															$ 1,049,595